Equipment Loans (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Summary of Equipment Loans
The Company has entered into various equipment loans to finance the purchases of property and equipment. Equipment loans were as follows as of June 30, 2021 and December 31, 2020:

	As of,
(in thousands)	June 30, 2021	December 31, 2020
Notes payable bearing interest at 17.2%; due July 2022, secured by certain property and equipment	$36	$51
Notes payable bearing interest at 12.5%, 12.8%, and 11.0%; all due June 2023, all secured by certain property and equipment	47	82
Notes payable bearing interest at 10.68%; due June 2023, secured by certain property and equipment	67	58
Notes payable bearing interest at 7.24%; due April 2025, secured by certain property and equipment	82	92
Notes payable bearing interest at 4.15%; due December 2024, secured by certain property and equipment	800	904
Other equipment financing	183	—

	1,215	1,187
Less: Current portion	(324)	(314)

	$891	$873